COREY L. ZARSE 312-609-7785 czarse@vedderprice.com

April 5, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	The Aston Funds (the “Registrant”)
File Nos. 33-68666 and 811-8004

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated March 30, 2010 and Statement of Additional Information dated March 30, 2010 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 110 (the “Amendment”), which was filed on March 29, 2010 and went effective March 30, 2010, and (2) the text of the Amendment was filed electronically (Accession No. 0001193125-10-070116).

Please do not hesitate to contact the undersigned at (312) 609-7785 if you have any questions regarding this certification.

Sincerely,

/s/ Corey L. Zarse

Corey L. Zarse

CLZ/srt